SCHEDULE FAIR VALUE WARRANTS (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Exercise price		$ 34.38
Dividend yield		0.00%
Term		6 years 5 months 12 days
Volatility		45.00%
Risk-free rate		4.20%
Penny Warrants [Member]
Common stock price	$ 2.78	$ 4.86
Exercise price	$ 0.09	$ 0.09
Dividend yield	0.00%	0.00%
Term	7 years 9 months 7 days	10 years
Volatility	94.00%	96.00%
Risk-free rate	4.50%	3.90%
Fair value	$ 2.74	$ 4.86
Investor Warrants [Member]
Common stock price	2.78	4.86
Exercise price	$ 18.00	$ 18.00
Dividend yield	0.00%	0.00%
Term	3 years 5 months 19 days	4 years 5 months 23 days
Volatility	105.00%	106.00%
Risk-free rate	4.30%	3.90%
Fair value	$ 1.01	$ 2.79